Cash Flow Information (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash Flow Information [Abstract]
Net Loss for the Year	[1]	$ (2,927,206)	$ (4,656,421)	$ (3,068,582)
Adjustments for
Depreciation expense		44,056	5,287	5,047
Distribution costs		70,000	70,000
Expected credit losses		(3,991)	34,046
Finance costs		21,631		24,199
Finance income			(39)	(1,238)
Leave provision expense		19,717	4,580	41,110
Share-based payments (income)/expenses		(533,912)	1,343,500	242,950
Unrealised net foreign currency gains		(18,883)	(62,015)	(316,380)
Change in operating assets and liabilities:
Add decrease in trade and other receivables		641,236	680,337	438,001
Add (increase) / decrease in inventories		(113,635)	263,365	(333,642)
Add decrease in other operating assets		16,096	92,510	26,561
Add (decrease) / increase in trade and other payables		(362,437)	426,271	(562,549)
Total		$ (3,147,328)	$ (1,798,579)	$ (3,504,523)

[1]	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.